Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 15,219	$ 11,086
Less: Accumulated depreciation	4,345	1,683
Property and equipment, net	10,874	9,403
Leasehold improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	6,512	5,907
Machinery and equipment Member
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	922	15
Furniture and fixtures Member
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	983	714
Research and development equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	4,712	2,794
Computer hardware and software
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,708	1,219
Construction in progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 382	$ 437